UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio

October 31, 2011
 unaudited

Common stocks — 63.24%	Shares	Value (000)

INDUSTRIALS — 8.00%
General Electric Co.	59,450,000	$993,409
Waste Management, Inc.1	29,675,000	977,198
Lockheed Martin Corp.	9,107,400	691,252
Schneider Electric SA2	5,343,606	309,521
Norfolk Southern Corp.	4,000,000	295,960
Eaton Corp.	6,000,000	268,920
R.R. Donnelley & Sons Co.1	13,345,400	217,530
Masco Corp.1	21,789,951	209,183
Hubbell Inc., Class B	3,430,000	205,080
Emerson Electric Co.	3,700,000	178,044
Boeing Co.	2,700,000	177,633
Keppel Corp. Ltd.2	22,570,000	168,655
CCR SA, ordinary nominative	6,016,800	165,591
United Technologies Corp.	2,000,000	155,960
Ryanair Holdings PLC (ADR)3	3,929,000	113,037
AB SKF, Class B2	4,290,000	94,687
Honeywell International Inc.	1,575,000	82,530
Finmeccanica SpA2	7,000,000	47,857
Delta Air Lines, Inc.3	1,663,682	14,174
United Continental Holdings, Inc.3	60,182	1,163
Nortek, Inc.3	18,686	374
Atrium Corp.2,3,4	1,807	108
		5,367,866

FINANCIALS — 7.08%
HCP, Inc.	18,405,800	733,471
Weyerhaeuser Co.	26,212,881	471,308
Digital Realty Trust, Inc.1	5,790,000	360,891
Equity Residential, shares of beneficial interest	5,142,800	301,779
Bank of Nova Scotia	4,790,000	252,439
M&T Bank Corp.	3,115,000	237,083
Hospitality Properties Trust1	8,015,000	192,600
HSBC Holdings PLC (United Kingdom)2	18,638,722	162,650
HSBC Holdings PLC (Hong Kong)2	3,126,382	27,739
Arthur J. Gallagher & Co.1	6,000,000	185,400
Sanlam Ltd.2	44,802,500	166,358
Toronto-Dominion Bank	2,150,000	162,272
United Overseas Bank Ltd.2	10,637,339	144,164
Public Storage	1,050,000	135,502
Prudential PLC2	11,775,000	121,808
British Land Co. PLC2	13,450,475	110,031
Industrial and Commercial Bank of China Ltd., Class H2	176,959,000	108,647
Cullen/Frost Bankers, Inc.	1,900,000	93,176
Mercury General Corp.	2,000,000	86,600
FirstMerit Corp.1	5,495,000	76,985
Trustmark Corp.1	3,257,000	72,110
QBE Insurance Group Ltd.2	4,521,328	69,395
People’s United Financial, Inc.	5,350,000	68,212
Northwest Bancshares, Inc.	4,850,000	60,479
Capitol Federal Financial, Inc.	5,294,700	58,718
Boardwalk Real Estate Investment Trust	1,199,000	58,558
New York Community Bancorp, Inc.	4,160,000	55,370
Allianz SE2	350,000	39,100
Macquarie Korea Infrastructure Fund2	6,614,178	30,374
Citigroup Inc.	958,462	30,278
Itaúsa — Investimentos Itaú SA, preferred nominative	4,745,197	29,712
City Holding Co.	741,000	24,349
AXA SA2	875,000	14,058
CIT Group Inc.3	148,263	5,167
Pacific Century Financial Corp.	8,115	343
Valley National Bancorp	13,560	163
		4,747,289

HEALTH CARE — 7.06%
Bristol-Myers Squibb Co.	50,960,000	1,609,827
Merck & Co., Inc.	37,742,166	1,302,105
Pfizer Inc	29,350,000	565,281
Eli Lilly and Co.	12,400,000	460,784
Johnson & Johnson	4,545,000	292,653
Roche Holding AG2	1,400,000	230,165
AstraZeneca PLC (United Kingdom)2	3,500,000	167,127
GlaxoSmithKline PLC2	3,605,000	80,804
Novartis AG (ADR)	500,000	28,235
		4,736,981

CONSUMER STAPLES — 6.97%
Philip Morris International Inc.	12,395,000	866,039
Kraft Foods Inc., Class A	17,000,821	598,089
Procter & Gamble Co.	7,930,000	507,441
Unilever NV, depository receipts2	9,295,000	319,630
Unilever NV (New York registered)	5,051,750	174,437
Altria Group, Inc.	16,350,000	450,442
H.J. Heinz Co.	7,000,000	374,080
Sysco Corp.	9,290,000	257,519
General Mills, Inc.	5,925,000	228,290
Hershey Co.	3,500,000	200,305
British American Tobacco PLC2	4,000,000	183,049
Coca-Cola Co.	2,500,000	170,800
Coca-Cola Amatil Ltd.2	11,640,441	150,341
Tesco PLC2	16,725,000	107,791
Reynolds American Inc.	2,250,000	87,030
		4,675,283

ENERGY — 6.40%
Royal Dutch Shell PLC, Class B (ADR)	9,025,000	647,995
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	425,460
Royal Dutch Shell PLC, Class B2	3,797,147	136,269
Chevron Corp.	10,835,000	1,138,217
Spectra Energy Corp	20,150,500	576,909
Crescent Point Energy Corp.	10,955,000	467,875
ConocoPhillips	5,000,000	348,250
TOTAL SA (ADR)	4,035,000	211,031
TOTAL SA2	1,255,000	65,628
Penn West Petroleum Ltd.	10,775,000	192,528
Diamond Offshore Drilling, Inc.	1,255,000	82,253
		4,292,415

TELECOMMUNICATION SERVICES — 6.22%
Verizon Communications Inc.	42,987,500	1,589,678
Telstra Corp. Ltd.2	170,670,000	555,093
AT&T Inc.	18,424,621	540,026
Koninklijke KPN NV2	34,744,757	453,973
France Télécom SA2	22,340,000	401,920
Portugal Telecom, SGPS, SA2	33,611,532	240,581
Vivendi SA2	6,000,000	134,416
CenturyLink, Inc.	3,263,214	115,061
Vodafone Group PLC2	30,000,000	83,199
Bell Aliant Inc.	1,895,000	53,347
American Tower Corp., Class A3	42,271	2,329
Sprint Nextel Corp., Series 13	760,501	1,954
		4,171,577

UTILITIES — 5.49%
Duke Energy Corp.	35,811,172	731,264
National Grid PLC2	67,110,000	664,712
Power Assets Holdings Ltd.2	55,138,000	420,615
GDF SUEZ2	14,045,121	395,503
PG&E Corp.	6,200,000	265,980
DTE Energy Co.	5,000,000	260,550
Snam Rete Gas SpA2	53,108,326	257,491
International Power PLC2	47,460,000	257,322
Exelon Corp.	4,700,000	208,633
FirstEnergy Corp.	3,205,000	144,097
DUET Group2	42,586,826	74,005
Prime AET&D Holdings No 1 Pty Ltd.2,3	22,756,141	—
		3,680,172

CONSUMER DISCRETIONARY — 5.44%
Home Depot, Inc.	33,695,000	1,206,281
McDonald’s Corp.	8,110,000	753,014
McGraw-Hill Companies, Inc.	11,090,000	471,325
Time Warner Cable Inc.	4,500,000	286,605
Time Warner Inc.	6,500,000	227,435
J.C. Penney Co., Inc.	5,500,000	176,440
VF Corp.	1,065,000	147,204
Marks and Spencer Group PLC2	26,500,000	136,171
H & M Hennes & Mauritz AB, Class B2	3,054,000	100,721
Truworths International Ltd.2	3,014,368	30,307
Leggett & Platt, Inc.	1,147,104	25,122
Cooper-Standard Holdings Inc.3,5	586,012	24,026
Esprit Holdings Ltd.2	14,185,099	20,503
OPAP SA2	1,600,000	18,521
Fielmann AG2	125,000	13,118
Ford Motor Co.3	1,089,728	12,728
Adelphia Recovery Trust, Series ACC-12,3	19,531,478	586
		3,650,107

INFORMATION TECHNOLOGY — 3.61%
Microchip Technology Inc.1	14,128,000	510,868
KLA-Tencor Corp.1	8,870,000	417,688
Maxim Integrated Products, Inc.	14,406,000	376,861
Automatic Data Processing, Inc.	6,485,000	339,360
Microsoft Corp.	10,565,000	281,346
Paychex, Inc.	8,625,182	251,338
HTC Corp.2	6,555,275	145,767
Nintendo Co., Ltd.2	630,000	95,284
		2,418,512

MATERIALS — 3.20%
E.I. du Pont de Nemours and Co.	17,115,000	822,718
Nucor Corp.	12,980,000	490,384
MeadWestvaco Corp.	8,280,000	231,095
Dow Chemical Co.	6,700,000	186,796
Fletcher Building Ltd.2	33,000,000	175,795
Israel Chemicals Ltd.2	10,000,000	119,133
Impala Platinum Holdings Ltd.2	2,937,112	67,418
Freeport-McMoRan Copper & Gold Inc.	600,000	24,156
Georgia Gulf Corp.3	1,235,924	22,370
K+S AG2	110,967	7,033
		2,146,898

MISCELLANEOUS — 3.77%
Other common stocks in initial period of acquisition		2,528,733

Total common stocks (cost: $39,505,621,000)		42,415,833

Preferred stocks — 0.49%

FINANCIALS — 0.41%
Vornado Realty Trust, Series I, 6.625%	3,380,000	84,027
Citigroup Inc. 7.875% preferred	2,381,610	64,527
Ally Financial Inc., Series G, 7.00%5	57,454	42,852
HSBC Holdings PLC, Series 2, 8.00%	2,105,000	56,524
Public Storage, Inc., Series F, 6.45%	1,000,000	25,210
Fannie Mae, Series S, 8.25% noncumulative3	1,511,450	3,042
		276,182

CONSUMER DISCRETIONARY — 0.03%
Las Vegas Sands Corp., Series A, 10.00%	139,700	15,693

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		35,038

Total preferred stocks (cost: $351,246,000)		326,913

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20152,3	139,015	559

Total warrants (cost: $32,681,000)		559

	Shares or	Value
Convertible securities — 1.08%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.30%
General Motors Co., Series B, 4.75% convertible preferred 2013	4,500,000	$187,020
MGM Resorts International 4.25% convertible notes 2015	$17,037,000	17,080
		204,100

ENERGY — 0.21%
Apache Corp., Series D, 6.00% convertible preferred 2013	2,530,000	142,439

INDUSTRIALS — 0.18%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$15,000,000	35,437
United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	64,324
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$2,500,000	3,106
AMR Corp. 6.25% convertible notes 2014	$26,400,000	14,817
		117,684

UTILITIES — 0.17%
PPL Corp. 9.50% convertible preferred 2013, units	2,007,787	114,143

MATERIALS — 0.11%
Alcoa Inc. 5.25% convertible notes 2014	$35,000,000	62,912
Sino-Forest Corp. 4.25% convertible notes 20165	$30,000,000	9,825
		72,737

TELECOMMUNICATION SERVICES — 0.04%
Leap Wireless International, Inc. 4.50% convertible notes 2014	$17,800,000	15,575
Clearwire Corp. 8.25% convertible notes 20405	$28,000,000	13,615
		29,190

CONSUMER STAPLES — 0.04%
Bunge Ltd. 4.875% convertible preferred	272,700	26,774

FINANCIALS — 0.03%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20275	$19,920,000	20,094

Total convertible securities (cost: $765,413,000)		727,161

	Principal amount
Bonds & notes — 30.68%	(000)

FINANCIALS — 5.92%
Liberty Mutual Group Inc. 6.50% 20355	$23,315	23,730
Liberty Mutual Group Inc., Series B, 7.00% 20675,6	12,690	11,167
Liberty Mutual Group Inc., Series A, 7.80% 20875,6	74,415	68,462
Liberty Mutual Group Inc., Series C, 10.75% 20885,6	91,185	111,702
Realogy Corp., Term Loan B, 4.522% 20166,7,8	80,902	70,767
Realogy Corp., Letter of Credit, 4.522% 20166,7,8	9,289	8,126
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,8	51,550	50,674
Realogy Corp. 7.875% 20195	79,249	71,720
CIT Group Inc., Series A, 7.00% 2015	123,520	123,674
CIT Group Inc., Series A, 7.00% 2016	54,600	54,736
Wells Fargo & Co. 3.676% 2016	10,000	10,529
Wells Fargo & Co. 4.60% 2021	57,000	61,283
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)6	92,695	99,647
JPMorgan Chase & Co. 2.60% 2016	10,500	10,410
JPMorgan Chase & Co. 4.35% 2021	27,500	27,653
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)6	121,527	131,296
Westfield Group 5.40% 20125	4,350	4,478
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	18,485	19,795
Westfield Group 7.50% 20145	5,555	6,214
Westfield Group 5.75% 20155	10,250	11,075
Westfield Group 5.70% 20165	44,075	47,617
Westfield Group 7.125% 20185	41,685	47,404
WEA Finance LLC 4.625% 20215	20,000	19,902
Simon Property Group, LP 6.75% 2014	5,310	5,918
Simon Property Group, LP 5.25% 2016	74,340	81,860
Simon Property Group, LP 6.10% 2016	4,250	4,818
Simon Property Group, LP 5.875% 2017	22,265	25,270
Simon Property Group, LP 6.125% 2018	25,915	29,782
Simon Property Group, LP 10.35% 2019	5,000	6,822
Citigroup Inc. 1.136% 20136	35,000	34,416
Citigroup Inc. 4.587% 2015	12,745	13,343
Citigroup Inc. 3.953% 2016	27,115	27,825
Citigroup Inc. 6.125% 2018	14,030	15,602
Citigroup Inc. 8.50% 2019	9,925	12,328
Citigroup Capital XXI 8.30% 20776	47,195	47,785
Prologis, Inc. 7.625% 2014	11,000	12,185
Prologis, Inc. 6.25% 2017	8,900	9,743
Prologis, Inc. 6.625% 2018	54,765	59,847
Prologis, Inc. 6.625% 2019	760	830
Prologis, Inc. 7.375% 2019	22,690	25,869
Prologis, Inc. 6.875% 2020	34,045	37,849
Bank of America Corp., Series L, 3.625% 2016	15,590	14,901
Bank of America Corp. 3.75% 2016	11,590	11,081
Bank of America Corp. 5.30% 2017	34,500	33,074
Bank of America Corp. 5.75% 2017	8,100	8,085
Bank of America Corp. 5.65% 2018	9,770	9,818
Bank of America Corp. 5.625% 2020	25,235	24,421
Bank of America Corp. 5.00% 2021	4,650	4,387
NB Capital Trust II 7.83% 2026	5,575	5,011
NB Capital Trust IV 8.25% 2027	4,000	3,750
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)6	30,924	28,813
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)5,6	116,330	132,981
Zions Bancorporation 5.65% 2014	17,560	17,879
Zions Bancorporation 7.75% 2014	8,825	9,399
Zions Bancorporation 5.50% 2015	40,017	40,308
Zions Bancorporation 6.00% 2015	60,872	61,399
HBOS PLC 6.75% 20185	62,399	54,444
LBG Capital No.1 PLC, Series 2, 7.875% 20205	65,054	56,597
HBOS PLC 6.00% 20335	1,055	693
HBOS Capital Funding LP 6.071%5,6	5,000	3,550
Goldman Sachs Group, Inc. 3.625% 2016	45,200	44,879
Goldman Sachs Group, Inc. 5.25% 2021	50,750	51,484
Goldman Sachs Group, Inc. 6.25% 2041	6,000	6,254
PNC Funding Corp. 6.70% 2019	15,000	18,014
PNC Preferred Funding Trust I, junior subordinated 6.517% (undated)5,6	23,800	18,264
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)6	10,250	10,287
PNC Preferred Funding Trust III, junior subordinated 8.70% (undated)5,6	40,700	41,953
National City Preferred Capital Trust I 12.00% (undated)6	5,640	5,880
Société Générale 1.441% 20145,6	18,000	16,398
Société Générale 3.10% 20155	8,000	7,591
Société Générale 5.75% 20165	12,550	11,455
Société Générale 5.20% 20215	23,450	21,698
Société Générale, junior subordinated 5.922% (undated)5,6	45,073	30,890
Springleaf Finance Corp., Series I, 5.85% 2013	5,000	4,556
Springleaf Finance Corp., Series I, 5.40% 2015	50,225	39,427
Springleaf Finance Corp., Term Loan B, 5.50% 20176,7,8	28,545	26,256
Springleaf Finance Corp., Series J, 6.90% 2017	15,000	11,512
Developers Diversified Realty Corp. 5.375% 2012	4,500	4,554
Developers Diversified Realty Corp. 5.50% 2015	15,776	16,074
Developers Diversified Realty Corp. 9.625% 2016	3,170	3,670
Developers Diversified Realty Corp. 7.50% 2017	32,887	35,678
Developers Diversified Realty Corp. 4.75% 2018	6,750	6,375
Developers Diversified Realty Corp. 7.875% 2020	6,505	7,071
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)5,6	55,766	68,422
Hospitality Properties Trust 6.75% 20131	12,650	12,946
Hospitality Properties Trust 5.125% 20151	3,160	3,229
Hospitality Properties Trust 6.30% 20161	22,577	23,957
Hospitality Properties Trust 5.625% 20171	10,169	10,389
Hospitality Properties Trust 6.70% 20181	16,175	17,217
Kimco Realty Corp. 6.00% 2012	3,250	3,378
Kimco Realty Corp., Series C, 4.82% 2014	3,000	3,144
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,737
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,340
Kimco Realty Corp. 5.70% 2017	23,485	25,346
Kimco Realty Corp. 4.30% 2018	3,000	3,022
Kimco Realty Corp. 6.875% 2019	10,000	11,487
Royal Bank of Scotland PLC 3.40% 2013	10,000	9,943
Royal Bank of Scotland Group PLC 5.00% 2013	2,706	2,636
Royal Bank of Scotland PLC 3.95% 2015	10,000	9,877
Royal Bank of Scotland PLC 4.875% 2015	9,000	9,161
Royal Bank of Scotland Group PLC 5.05% 2015	4,977	4,585
Royal Bank of Scotland Group PLC 4.375% 2016	1,250	1,261
Royal Bank of Scotland Group PLC 4.70% 2018	9,023	7,320
RBS Capital Trust II 6.425% noncumulative trust6,9	12,350	7,379
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)5,6,9	10,280	7,247
Royal Bank of Scotland Group PLC, Series U, junior subordinated 7.64% (undated)6,9	8,800	5,610
Standard Chartered PLC 3.85% 20155	3,400	3,472
Standard Chartered PLC 3.20% 20165	13,123	12,983
Standard Chartered Bank 6.40% 20175	35,000	37,026
Standard Chartered PLC, junior subordinated 6.409% (undated)5,6	10,000	8,806
International Lease Finance Corp. 5.00% 2012	1,250	1,250
International Lease Finance Corp. 8.625% 2015	30,400	32,034
American International Group, Inc. 4.875% 2016	8,000	7,836
International Lease Finance Corp. 5.75% 2016	20,000	18,909
MetLife Global Funding I 5.125% 20135	12,750	13,408
MetLife Global Funding I 2.50% 20155	11,000	11,038
MetLife Capital Trust IV, junior subordinated 7.875% 20675,6	27,930	29,708
MetLife Capital Trust X, junior subordinated 9.25% 20685,6	1,500	1,762
MetLife Inc., junior subordinated 10.75% 20696	2,500	3,308
Regions Financial Corp. 6.375% 2012	8,913	8,913
Regions Financial Corp. 7.75% 2014	28,340	29,544
Regions Financial Corp. 5.20% 2015	3,115	2,928
Regions Financial Corp. 5.75% 2015	14,761	14,355
Morgan Stanley, Series F, 2.875% 2014	10,000	9,746
Morgan Stanley 3.80% 2016	14,500	14,059
Morgan Stanley, Series F, 5.625% 2019	17,500	17,352
Morgan Stanley 5.50% 2021	1,500	1,472
Morgan Stanley, Series F, 5.75% 2021	12,000	11,907
Synovus Financial Corp. 4.875% 2013	11,880	11,286
Synovus Financial Corp. 5.125% 2017	44,698	38,440
UnumProvident Finance Co. PLC 6.85% 20155	28,500	31,547
Unum Group 7.125% 2016	6,740	7,749
Rouse Co. 7.20% 2012	23,554	24,025
Rouse Co. 5.375% 2013	2,770	2,756
Rouse Co. 6.75% 20135	11,890	12,068
Barclays Bank PLC 2.50% 2013	4,625	4,633
Barclays Bank PLC 5.125% 2020	5,500	5,748
Barclays Bank PLC 5.14% 2020	4,750	4,333
Barclays Bank PLC, junior subordinated 6.86%5,6	3,000	2,415
Barclays Bank PLC, junior subordinated 7.434% (undated)5,6	22,778	21,411
Host Hotels & Resorts, LP, Series S, 6.875% 2014	8,750	8,914
Host Marriott, LP, Series O, 6.375% 2015	950	971
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	7,800	8,112
Host Hotels & Resorts LP 9.00% 2017	5,900	6,623
Host Hotels & Resorts LP 5.875% 20195	10,175	10,353
Host Hotels & Resorts LP 6.00% 2020	2,000	2,070
Catlin Insurance Ltd., junior subordinated 7.249% (undated)5,6	39,900	35,810
Intesa Sanpaolo SpA 2.708% 20145,6	29,900	27,306
Intesa Sanpaolo SpA 6.50% 20215	9,130	8,462
Nationwide Mutual Insurance Co. 5.81% 20245,6	8,150	7,876
Nationwide Mutual Insurance Co. 9.375% 20395	20,000	24,759
ERP Operating LP 5.50% 2012	4,000	4,139
ERP Operating LP 6.625% 2012	2,000	2,039
ERP Operating LP 5.20% 2013	2,500	2,613
ERP Operating LP 5.25% 2014	2,000	2,160
ERP Operating LP 6.584% 2015	2,705	3,036
ERP Operating LP 5.75% 2017	4,000	4,482
ERP Operating LP 7.125% 2017	10,000	11,665
HSBK (Europe) BV 7.25% 20175	30,570	29,576
QBE Capital Funding III LP 7.25% 20415,6	11,500	10,846
QBE Capital Funding II LP 6.797% (undated)5,6	18,715	16,969
Lazard Group LLC 7.125% 2015	25,187	27,603
BNP Paribas 1.291% 20146	10,000	9,612
BNP Paribas 3.60% 2016	10,000	9,993
BNP Paribas 5.00% 2021	7,000	7,072
NASDAQ OMX Group, Inc. 5.25% 2018	25,250	26,381
Genworth Financial, Inc. 7.625% 2021	11,200	10,152
Genworth Financial, Inc., junior subordinated 6.15% 20666	27,500	15,675
HSBC Bank PLC 2.00% 20145	10,000	10,022
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up5,6	10,000	12,625
Berkshire Hathaway Inc. 2.125% 2013	2,500	2,551
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,299
Berkshire Hathaway Inc. 2.20% 2016	11,500	11,733
Berkshire Hathaway Inc. 3.75% 2021	2,500	2,581
AXA SA, Series B, junior subordinated 6.379% (undated)5,6	11,530	8,734
AXA SA, junior subordinated 6.463% (undated)5,6	18,717	13,429
Capital One Financial Corp. 3.15% 2016	10,000	10,199
Capital One Capital V 10.25% 2039	10,805	11,251
New York Life Global Funding 4.65% 20135	19,500	20,530
Monumental Global Funding 5.50% 20135	10,000	10,605
Monumental Global Funding III 0.603% 20145,6	8,000	7,774
Monumental Global Funding III 5.25% 20145	1,500	1,590
HCP, Inc. 3.75% 2016	20,000	19,956
BBVA Bancomer SA 4.50% 20165	9,175	9,244
BBVA Bancomer SA 6.50% 20215	7,375	7,412
PRICOA Global Funding I 5.30% 20135	2,500	2,669
Prudential Holdings, LLC, Series C, 8.695% 20235,7	10,250	12,670
ZFS Finance (USA) Trust II, junior subordinated 6.45% 20655,6	12,500	12,125
ZFS Finance (USA) Trust V, junior subordinated 6.50% 20675,6	3,011	2,800
American Express Co. 6.15% 2017	12,610	14,544
UBS AG 2.25% 2014	10,000	9,972
UBS AG 5.875% 2017	1,940	2,130
UBS AG 5.75% 2018	205	218
Nordea Bank 2.125% 20145	10,000	10,000
Nordea Bank, Series 2, 3.70% 20145	2,000	2,074
CNA Financial Corp. 5.85% 2014	5,625	5,956
CNA Financial Corp. 7.35% 2019	3,000	3,320
CNA Financial Corp. 5.875% 2020	2,000	2,039
Principal Life Insurance Co. 5.30% 2013	10,000	10,608
Lincoln National Corp. 5.65% 2012	10,000	10,345
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,214
ACE INA Holdings Inc. 2.60% 2015	9,945	10,193
Westpac Banking Corp. 3.00% 2015	10,000	10,187
ANZ National (International) Ltd. 3.125% 20155	10,000	10,164
Toyota Motor Credit Corp. 1.375% 2013	10,000	10,131
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20155	10,000	10,108
Credit Suisse Group AG 2.20% 2014	10,000	9,989
Toronto-Dominion Bank 2.375% 2016	9,000	9,182
Santander Issuances, SA Unipersonal 6.50% 20195,6	9,400	9,027
Boston Properties, Inc. 5.875% 2019	8,000	8,864
VEB Finance Ltd. 6.902% 20205	3,380	3,667
VEB Finance Ltd. 6.80% 20255	3,000	3,142
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,230
UDR, Inc. 5.00% 2012	2,500	2,514
UDR, Inc., Series A, 5.25% 2015	3,000	3,209
Development Bank of Kazakhstan 5.50% 2015	3,000	3,150
Development Bank of Kazakhstan 5.50% 20155	2,055	2,158
First Tennessee Bank 5.05% 2015	3,400	3,402
Allstate Corp., Series B, junior subordinated 6.125% 20676	2,445	2,265
Nationwide Financial Services, Inc., junior subordinated 6.75% 20676	2,480	2,175
TIAA Global Markets 4.95% 20135	2,000	2,134
ACE Cash Express, Inc. 11.00% 20195	2,275	2,133
Ford Motor Credit Co. 8.00% 2016	1,500	1,738
Ally Financial Inc. 6.875% 2012	1,200	1,218
Ambac Financial Group, Inc. 6.15% 20876,9	8,405	95
		3,971,387

MORTGAGE-BACKED OBLIGATIONS7 — 4.47%
Fannie Mae 4.89% 2012	10,000	10,144
Fannie Mae 5.00% 2018	4,703	5,049
Fannie Mae 5.50% 2018	141	153
Fannie Mae 5.50% 2020	14,670	15,932
Fannie Mae 6.00% 2021	535	581
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	5,280	5,436
Fannie Mae 4.50% 2024	7,557	8,059
Fannie Mae 5.50% 2024	791	859
Fannie Mae 3.50% 2025	25,986	27,046
Fannie Mae 3.50% 2025	19,013	19,789
Fannie Mae 3.50% 2025	14,139	14,715
Fannie Mae 3.50% 2025	13,298	13,840
Fannie Mae 3.50% 2025	11,343	11,806
Fannie Mae 3.50% 2025	10,014	10,423
Fannie Mae 3.50% 2025	9,918	10,323
Fannie Mae 3.50% 2025	8,236	8,572
Fannie Mae 3.50% 2025	6,283	6,539
Fannie Mae 3.50% 2025	1,797	1,870
Fannie Mae 3.50% 2025	1,058	1,101
Fannie Mae 3.50% 2025	652	678
Fannie Mae 3.50% 2025	473	492
Fannie Mae 3.50% 2025	447	465
Fannie Mae 4.00% 2025	26,044	27,398
Fannie Mae 4.50% 2025	8,531	9,096
Fannie Mae 4.50% 2025	4,384	4,705
Fannie Mae 4.50% 2025	4,184	4,461
Fannie Mae 4.50% 2025	4,024	4,290
Fannie Mae, Series 2001-4, Class GA, 9.818% 20256	342	404
Fannie Mae, Series 2001-4, Class NA, 11.55% 20256	19	21
Fannie Mae 3.00% 2026	44,697	45,814
Fannie Mae 3.00% 2026	12,750	13,025
Fannie Mae 3.50% 2026	11,717	12,195
Fannie Mae 3.50% 2026	10,946	11,390
Fannie Mae 6.00% 2026	9,128	10,086
Fannie Mae 7.00% 2026	1,240	1,436
Fannie Mae 6.00% 2028	11,976	13,173
Fannie Mae 7.00% 2028	3,477	4,039
Fannie Mae 7.00% 2028	575	667
Fannie Mae, Series 2001-20, Class E, 9.616% 20316	313	359
Fannie Mae 5.50% 2033	1,947	2,123
Fannie Mae 5.00% 2035	52,346	56,410
Fannie Mae 5.50% 2035	1,907	2,079
Fannie Mae 5.50% 2036	15,944	17,368
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	4,954	5,520
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	15,160	16,711
Fannie Mae 5.593% 20376	5,722	6,070
Fannie Mae 6.00% 2037	114,967	126,141
Fannie Mae 6.00% 2037	28,285	31,034
Fannie Mae 6.00% 2037	16,233	17,907
Fannie Mae 6.00% 2037	11,456	12,569
Fannie Mae 6.00% 2037	11,280	12,369
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	11,072	12,367
Fannie Mae 6.00% 2037	758	833
Fannie Mae 6.00% 2037	746	813
Fannie Mae 6.50% 2037	6,064	6,679
Fannie Mae 6.50% 2037	4,737	5,218
Fannie Mae 6.50% 2037	4,050	4,491
Fannie Mae 6.50% 2037	3,961	4,370
Fannie Mae 7.00% 2037	2,413	2,679
Fannie Mae 7.00% 2037	1,896	2,104
Fannie Mae 7.50% 2037	1,813	2,030
Fannie Mae 7.50% 2037	1,087	1,217
Fannie Mae 7.50% 2037	220	246
Fannie Mae 7.50% 2037	175	201
Fannie Mae 7.50% 2037	165	185
Fannie Mae 8.00% 2037	106	120
Fannie Mae 5.50% 2038	4,739	5,149
Fannie Mae 6.00% 2038	45,503	49,997
Fannie Mae 6.00% 2038	25,626	28,226
Fannie Mae 6.00% 2038	17,656	19,388
Fannie Mae 6.00% 2038	14,197	15,566
Fannie Mae 6.00% 2038	8,533	9,375
Fannie Mae 6.00% 2038	5,749	6,317
Fannie Mae 4.50% 2039	67,300	71,749
Fannie Mae 6.00% 2039	4,921	5,396
Fannie Mae 3.50% 2040	19,394	19,760
Fannie Mae 3.50% 2040	14,251	14,570
Fannie Mae 3.50% 2040	13,702	13,961
Fannie Mae 3.50% 2040	10,622	10,822
Fannie Mae 3.50% 2040	8,597	8,759
Fannie Mae 3.50% 2040	6,649	6,775
Fannie Mae 4.00% 2040	29,023	30,220
Fannie Mae 4.00% 2040	23,261	24,220
Fannie Mae 4.00% 2040	23,133	24,091
Fannie Mae 4.00% 2040	20,758	21,614
Fannie Mae 4.00% 2040	18,609	19,377
Fannie Mae 4.00% 2040	16,735	17,424
Fannie Mae 4.00% 2040	5,839	6,079
Fannie Mae 4.50% 2040	28,219	29,881
Fannie Mae 4.50% 2040	7,034	7,449
Fannie Mae 4.50% 2040	5,555	5,882
Fannie Mae 4.50% 2040	2,884	3,054
Fannie Mae 4.50% 2040	638	680
Fannie Mae 4.50% 2040	590	629
Fannie Mae 4.50% 2040	487	518
Fannie Mae 4.50% 2040	178	190
Fannie Mae 4.50% 2040	168	179
Fannie Mae 4.50% 2040	49	53
Fannie Mae 4.50% 2040	30	31
Fannie Mae 5.00% 2040	21,172	22,810
Fannie Mae 6.00% 2040	12,553	13,762
Fannie Mae 3.50% 2041	16,624	16,937
Fannie Mae 3.50% 2041	16,121	16,482
Fannie Mae 3.50% 2041	7,822	7,969
Fannie Mae 3.50% 2041	6,500	6,615
Fannie Mae 4.00% 2041	46,951	48,886
Fannie Mae 4.50% 2041	127,975	135,514
Fannie Mae 4.50% 2041	76,726	81,246
Fannie Mae 4.50% 2041	26,000	27,495
Fannie Mae 4.50% 2041	19,475	20,798
Fannie Mae 4.50% 2041	16,573	17,699
Fannie Mae 4.50% 2041	13,272	14,054
Fannie Mae 4.50% 2041	12,013	12,830
Fannie Mae 4.50% 2041	10,255	10,961
Fannie Mae 4.50% 2041	8,988	9,608
Fannie Mae 4.50% 2041	8,925	9,524
Fannie Mae 4.50% 2041	8,734	9,249
Fannie Mae 4.50% 2041	6,502	6,925
Fannie Mae 4.50% 2041	6,014	6,406
Fannie Mae 4.50% 2041	926	986
Fannie Mae 4.50% 2041	682	727
Fannie Mae 4.50% 2041	494	526
Fannie Mae 4.50% 2041	126	134
Fannie Mae 4.50% 2041	97	103
Fannie Mae 5.00% 2041	11,653	12,649
Fannie Mae 5.00% 2041	8,000	8,605
Fannie Mae 5.00% 2041	3,953	4,297
Fannie Mae 5.00% 2041	1,166	1,268
Fannie Mae 5.00% 2041	931	1,014
Fannie Mae 5.00% 2041	883	962
Fannie Mae 5.00% 2041	747	806
Fannie Mae 5.00% 2041	717	782
Fannie Mae 5.00% 2041	679	740
Fannie Mae 5.00% 2041	672	730
Fannie Mae 5.50% 2041	100,000	108,484
Fannie Mae 6.00% 2041	80,431	88,160
Fannie Mae 6.50% 2041	6,019	6,634
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	798	900
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	608	690
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	415	499
Fannie Mae, Series 2002-W1, Class 2A, 7.129% 20426	1,073	1,272
Fannie Mae 6.50% 2047	2,104	2,288
Fannie Mae 6.50% 2047	2,097	2,280
Fannie Mae 6.50% 2047	1,989	2,162
Fannie Mae 6.50% 2047	1,292	1,404
Fannie Mae 6.50% 2047	896	974
Fannie Mae 6.50% 2047	655	712
Fannie Mae 6.50% 2047	645	701
Fannie Mae 7.00% 2047	1,631	1,811
Fannie Mae 7.00% 2047	1,303	1,447
Fannie Mae 7.00% 2047	1,117	1,240
Fannie Mae 7.00% 2047	1,000	1,110
Fannie Mae 7.00% 2047	162	180
Freddie Mac 5.00% 2018	2,804	3,014
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	28,150
Freddie Mac, Series 2289, Class NB, 10.988% 20226	55	60
Freddie Mac 5.00% 2023	10,041	10,766
Freddie Mac 5.00% 2023	9,509	10,195
Freddie Mac 5.00% 2023	7,636	8,173
Freddie Mac 5.00% 2023	3,161	3,408
Freddie Mac 6.00% 2026	1,736	1,902
Freddie Mac 6.00% 2027	2,836	3,107
Freddie Mac 2.476% 20356	2,935	3,098
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,449	3,845
Freddie Mac, Series 3257, Class PA, 5.50% 2036	16,041	17,526
Freddie Mac, Series 3286, Class JN, 5.50% 2037	19,404	21,198
Freddie Mac, Series 3312, Class PA, 5.50% 2037	16,046	17,529
Freddie Mac, Series 3318, Class JT, 5.50% 2037	10,854	11,858
Freddie Mac, Series 3271, Class OA, 6.00% 2037	13,636	15,548
Freddie Mac 5.50% 2038	22,887	24,775
Freddie Mac 5.50% 2038	10,533	11,402
Freddie Mac 6.50% 2038	10,999	12,235
Freddie Mac 6.50% 2038	3,947	4,352
Freddie Mac 5.00% 2039	8,534	9,192
Freddie Mac 5.00% 2039	7,482	8,132
Freddie Mac 5.00% 2039	4,013	4,309
Freddie Mac 5.50% 2039	6,184	6,696
Freddie Mac 4.00% 2041	21,163	22,005
Freddie Mac 4.00% 2041	4,951	5,162
Freddie Mac 5.00% 2041	3,948	4,279
Freddie Mac 5.00% 2041	3,220	3,490
Freddie Mac 5.00% 2041	715	775
Freddie Mac 5.00% 2041	663	719
Freddie Mac 5.00% 2041	628	682
Freddie Mac 5.00% 2041	585	635
Freddie Mac 5.00% 2041	436	474
Freddie Mac 5.00% 2041	421	457
Freddie Mac 5.00% 2041	318	346
Government National Mortgage Assn. 10.00% 2021	618	731
Government National Mortgage Assn. 10.00% 2025	571	671
Government National Mortgage Assn. 4.00% 2040	100,148	107,083
Government National Mortgage Assn. 4.00% 2040	3,510	3,755
Government National Mortgage Assn. 4.50% 2040	4,789	5,207
Government National Mortgage Assn. 5.00% 2040	5,193	5,723
Government National Mortgage Assn. 5.00% 2040	1,820	2,008
Government National Mortgage Assn. 3.50% 2041	7,447	7,744
Government National Mortgage Assn. 3.50% 2041	2,297	2,389
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	7,250	7,564
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20375	20,000	21,706
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	29,375	31,702
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20375	15,500	16,695
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20375	550	591
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	277	278
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	415	418
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.878% 20456	14,700	16,321
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20465	7,500	7,598
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20465	24,000	24,704
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,203	3,242
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.739% 20496	15,450	16,789
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,146	2,220
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	6,867	7,143
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-1, 5.00% 2037	5,973	5,629
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	4,053	4,089
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.795% 20396	18,880	19,674
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20406	6,844	7,091
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	8,920	9,273
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.269% 20446	22,000	24,511
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,133	3,183
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	6,396	6,472
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20376	10,000	10,604
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.877% 20386	7,000	7,733
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	10,723
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.531% 20376	33,641	25,452
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.533% 20376	11,117	8,857
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	19,280	18,563
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	8,130
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	2,971	2,705
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.375% 20476	7,954	4,710
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	193	194
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.331% 20446	13,000	14,297
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.314% 20456	17,000	17,444
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)6	27,410	29,669
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20456	3,000	3,289
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.223% 20456	17,730	18,099
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.623% (undated)6	5,000	5,303
Bank of America 5.50% 20125	22,500	23,129
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20436	20,250	22,695
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 5.916% 20376	12,886	9,984
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.618% 20476	14,570	9,891
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,5	18,763	19,036
Nationwide Building Society, Series 2007-2, 5.50% 20125	17,500	18,014
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.226% 20446	5,500	6,048
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	8,000	8,628
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.625% 20366	4,665	2,955
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.585% 20366	9,603	7,359
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.072% 20476	4,640	2,794
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20306	11,422	12,733
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.202% 20426	12,275	12,501
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20355	10,000	10,531
Bank of Montreal 2.85% 20155	10,000	10,479
Citicorp Mortgage Securities, Inc. 5.50% 2035	8,696	8,649
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.154% 20366	11,190	8,245
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20465	7,692	8,025
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	7,183
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	5,411	5,504
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,607	1,642
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.617% 20366	6,200	5,548
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,583	4,663
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.271% 20356	2,655	2,099
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.048% 20376	3,313	1,994
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.308% 20356	4,535	4,026
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.415% 20376	6,980	3,302
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20195	1,978	1,993
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 2.775% 20366	2,099	1,321
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	709	720
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.61% 20315,6	14,997	226
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	209	214
		2,996,314

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 3.99%
U.S. Treasury 1.125% 2011	32,585	32,629
U.S. Treasury 4.50% 2011	16,165	16,222
U.S. Treasury 4.625% 2011	167,750	169,013
U.S. Treasury 0.625% 2012	33,625	33,740
U.S. Treasury 0.625% 2012	17,150	17,239
U.S. Treasury 0.75% 2013	1,500	1,514
U.S. Treasury 1.125% 2013	142,125	144,234
U.S. Treasury 1.375% 2013	245,375	249,767
U.S. Treasury 1.375% 2013	29,000	29,441
U.S. Treasury 1.50% 2013	40,000	41,041
U.S. Treasury 1.875% 201310	30,834	32,512
U.S. Treasury 2.75% 2013	109,500	114,921
U.S. Treasury 3.50% 2013	92,125	96,910
U.S. Treasury 1.875% 2014	17,555	18,230
U.S. Treasury 1.375% 2015	14,725	15,128
U.S. Treasury 1.875% 201510	44,254	49,279
U.S. Treasury 1.00% 2016	8,750	8,769
U.S. Treasury 1.50% 2016	136,000	139,852
U.S. Treasury 1.75% 2016	27,625	28,740
U.S. Treasury 2.00% 2016	60,375	63,561
U.S. Treasury 2.125% 2016	50,000	52,899
U.S. Treasury 4.50% 2016	39,675	45,923
U.S. Treasury 7.50% 2016	20,000	26,432
U.S. Treasury 3.50% 2018	22,650	25,576
U.S. Treasury 8.75% 2020	29,250	45,564
U.S. Treasury 0.625% 202110	32,589	34,441
U.S. Treasury 2.125% 2021	149,325	149,243
U.S. Treasury 8.00% 2021	9,025	13,858
U.S. Treasury 6.25% 2023	135,000	188,810
U.S. Treasury 6.75% 2026	4,575	6,866
U.S. Treasury 4.50% 2036	125,935	157,660
U.S. Treasury 4.375% 2039	14,000	17,312
U.S. Treasury 4.375% 2040	4,400	5,445
U.S. Treasury 4.625% 2040	189,195	243,204
U.S. Treasury 2.125% 204110	1,474	1,968
U.S. Treasury 3.75% 2041	9,250	10,329
U.S. Treasury 4.75% 2041	107,125	140,668
Fannie Mae 0.75% 2013	17,825	17,944
Fannie Mae 1.00% 2013	6,850	6,927
Fannie Mae 6.25% 2029	32,000	44,001
Freddie Mac 1.125% 2012	35,125	35,347
Freddie Mac 1.75% 2015	3,500	3,618
CoBank ACB 7.875% 20185	10,000	12,072
CoBank ACB 0.947% 20225,6	8,315	7,484
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375	13,418
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,670
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500	12,568
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,214
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,894
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	11,188
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	6,975	7,205
Tennessee Valley Authority, Series A, 3.875% 2021	850	947
		2,678,437

CONSUMER DISCRETIONARY — 3.95%
Virgin Media Finance PLC, Series 1, 9.50% 2016	86,065	96,393
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,526
Virgin Media Finance PLC 8.375% 20195	41,674	46,571
Virgin Media Secured Finance PLC 5.25% 2021	8,225	8,905
Univision Communications Inc., Term Loan, 4.496% 20176,7,8	108,054	98,560
Univision Communications Inc. 6.875% 20195	8,435	8,266
Univision Communications Inc. 8.50% 20215	43,485	39,354
Allison Transmission Holdings, Inc., Term Loan B, 2.75% 20146,7,8	107,646	104,443
Allison Transmission Holdings, Inc. 11.00% 20155	34,070	36,029
MGM Resorts International 6.75% 2012	32,010	31,930
MGM Resorts International 6.75% 2013	19,860	19,835
MGM Resorts International 13.00% 2013	10,725	12,414
MGM Resorts International 5.875% 2014	43,125	41,616
MGM Resorts International 7.50% 2016	4,000	3,820
MGM Resorts International 11.125% 2017	2,950	3,363
MGM Resorts International 9.00% 2020	5,150	5,716
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20145	10,000	10,825
Charter Communications, Inc. 13.50% 2016	24,238	28,056
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	38,100	40,005
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	23,250	24,877
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,425
Boyd Gaming Corp. 6.75% 2014	15,734	15,026
Boyd Gaming Corp. 7.125% 2016	7,835	7,051
Boyd Gaming Corp. 9.125% 2018	87,385	85,856
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20166,7,8	14,083	13,916
Toys “R” Us-Delaware, Inc. 7.375% 20165	3,755	3,830
Toys “R” Us Property Co. II, LLC 8.50% 2017	14,125	14,990
Toys “R” Us Property Co. I, LLC 10.75% 2017	31,775	35,429
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20186,7,8	26,808	26,298
Toys “R” Us, Inc. 7.375% 2018	2,750	2,544
Time Warner Cable Inc. 6.20% 2013	1,600	1,731
Time Warner Cable Inc. 7.50% 2014	10,400	11,817
Time Warner Cable Inc. 6.75% 2018	22,500	26,900
Time Warner Cable Inc. 5.00% 2020	19,000	20,969
Time Warner Cable Inc. 4.00% 2021	6,700	6,898
Time Warner Cable Inc. 4.125% 2021	16,000	16,671
Time Warner Cable Inc. 5.50% 2041	1,300	1,415
Comcast Corp. 5.90% 2016	10,000	11,584
Comcast Corp. 6.30% 2017	3,000	3,554
Comcast Corp. 6.45% 2037	35,800	43,260
Comcast Corp. 6.95% 2037	10,275	13,085
Comcast Corp. 6.40% 2040	3,700	4,603
Time Warner Inc. 5.875% 2016	19,985	23,201
Time Warner Companies, Inc. 7.25% 2017	1,500	1,837
Time Warner Inc. 4.75% 2021	19,000	20,731
Time Warner Cable Inc. 4.00% 2022	20,000	20,628
Time Warner Inc. 6.25% 2041	8,000	9,599
Limited Brands, Inc. 5.25% 2014	1,585	1,648
Limited Brands, Inc. 8.50% 2019	16,855	19,720
Limited Brands, Inc. 7.00% 2020	20,315	21,737
Limited Brands, Inc. 6.625% 2021	29,215	30,822
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,875	65,871
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650	2,806
Michaels Stores, Inc., Term Loan B1, 2.688% 20136,7,8	20,139	19,754
Michaels Stores, Inc. 0%/13.00% 201611	16,070	17,155
Michaels Stores, Inc., Term Loan B2, 4.938% 20166,7,8	3,727	3,664
Michaels Stores, Inc. 7.75% 2018	25,500	26,010
CSC Holdings, Inc. 8.50% 2014	14,975	16,510
CSC Holdings, Inc. 8.50% 2015	2,000	2,180
Cablevision Systems Corp. 8.625% 2017	10,000	10,900
CSC Holdings, Inc. 8.625% 2019	6,175	7,024
Cablevision Systems Corp. 8.00% 2020	20,000	21,200
Neiman Marcus Group, Inc. 10.375% 2015	20,400	21,318
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20186,7,8	35,820	34,981
J.C. Penney Co., Inc. 9.00% 2012	8,915	9,428
J.C. Penney Co., Inc., Series A, 6.875% 2015	4,005	4,205
J.C. Penney Co., Inc. 5.75% 2018	17,293	16,969
J.C. Penney Co., Inc. 5.65% 2020	15,975	15,136
Cinemark USA, Inc., Term Loan, 3.50% 20166,7,8	3,612	3,592
Cinemark USA, Inc. 8.625% 2019	35,575	38,777
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20176,7,8	35,624	34,956
Burlington Coat Factory Warehouse Corp. 10.00% 20195	3,700	3,681
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.875% 2017	4,000	4,402
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	29,310	32,388
DISH DBS Corp 7.875% 2019	1,425	1,571
DISH DBS Corp 6.75% 2021	32,900	34,134
Revel Entertainment, Term Loan B, 9.00% 20186,7,8	39,100	35,620
AMC Entertainment Inc. 8.75% 2019	33,400	35,488
Cox Communications, Inc. 5.45% 2014	5,000	5,582
Cox Communications, Inc. 5.875% 20165	25,000	28,863
Technical Olympic USA, Inc. 9.00% 20102,9	10,675	7,013
Technical Olympic USA, Inc. 9.00% 20102,9	7,815	5,134
Technical Olympic USA, Inc. 9.25% 20112,5,9	33,175	21,796
Marina District Finance Co., Inc. 9.50% 2015	34,000	33,830
News America Inc. 5.30% 2014	20,000	21,987
News America Holdings Inc. 8.00% 2016	1,000	1,198
News America Inc. 4.50% 2021	3,750	3,936
News America Inc. 6.65% 2037	3,650	4,254
News America Inc. 6.15% 2041	2,150	2,426
Macy’s Retail Holdings, Inc. 8.125% 20156	19,940	23,146
Federated Department Stores, Inc. 7.00% 2028	256	282
Federated Department Stores, Inc. 6.90% 2029	7,670	8,425
May Department Stores Co. 6.70% 2034	74	82
Marriott International, Inc., Series J, 5.625% 2013	8,330	8,643
Marriott International, Inc., Series I, 6.375% 2017	19,500	22,382
Home Depot, Inc. 5.95% 2041	25,000	30,633
Target Corp. 6.00% 2018	24,500	29,774
Vidéotron Ltée 6.875% 2014	4,347	4,401
Vidéotron Ltée 6.375% 2015	4,905	5,015
Quebecor Media Inc. 7.75% 2016	19,450	20,179
PETCO Animal Supplies, Inc. 9.25% 20185	26,600	28,396
CityCenter Holdings, LLC 7.625% 20165	19,700	20,587
CityCenter Holdings, LLC 11.50% 20175,12	6,334	6,337
NBCUniversal Media, LLC 2.10% 2014	3,000	3,055
NBCUniversal Media, LLC 2.875% 2016	10,000	10,280
NBCUniversal Media, LLC 5.15% 2020	3,250	3,669
NBCUniversal Media, LLC 4.375% 2021	4,750	5,077
NBCUniversal Media, LLC 6.40% 2040	1,130	1,392
NBCUniversal Media, LLC 5.95% 2041	2,650	3,126
Royal Caribbean Cruises Ltd. 11.875% 2015	22,175	26,444
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	10,055	10,407
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	15,863
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 3.50% 2016	24,463	25,515
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	23,300	25,397
Regal Cinemas Corp. 8.625% 2019	23,550	25,316
Volkswagen International Finance NV 1.625% 20135	10,000	10,034
Volkswagen International Finance NV 0.984% 20145,6	10,000	10,031
Volkswagen International Finance NV 2.875% 20165	4,000	4,048
Tower Automotive Holdings 10.625% 20175	22,924	23,726
LBI Media, Inc. 8.50% 20175	32,174	21,235
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,875	7,976
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	5,924
Daimler Finance NA LLC 2.625% 20165	3,000	2,989
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,889
ONO Finance II PLC 10.875% 20195	21,205	19,191
Warner Music Group 9.50% 20165	925	985
Warner Music Group 9.50% 2016	850	905
Warner Music Group 11.50% 20185	17,100	17,143
Needle Merger Sub Corp. 8.125% 20195	19,230	18,461
Chrysler Group LLC, Term Loan B, 6.00% 20176,7,8	11,222	10,577
Chrysler Group LLC 8.00% 20195	7,215	6,674
UPC Germany GmbH 8.125% 20175	15,800	16,906
Bon-Ton Department Stores, Inc. 10.25% 2014	15,550	13,878
Burger King Corp 0%/11.00% 20195,11	23,475	13,850
Staples, Inc. 9.75% 2014	11,875	13,713
Kabel BW Erste Beteiligu 7.50% 20195	12,500	13,063
Fox Acquisition LLC 13.375% 20165	11,690	12,801
Seminole Tribe of Florida 6.535% 20205,7	10,000	9,667
Seminole Tribe of Florida 7.804% 20205,7	2,885	2,790
Local T.V. Finance LLC 9.25% 20155,6,12	12,473	11,662
Tenneco Inc. 6.875% 2020	11,300	11,639
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,423
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	2,923
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	2,648
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	4,453
Thomson Reuters Corp. 5.95% 2013	3,625	3,893
Thomson Reuters Corp. 6.50% 2018	5,900	7,093
Lear Corp. 7.875% 2018	10,000	10,825
Education Management LLC and Education Management Finance Corp. 8.75% 2014	10,390	10,338
Academy, Ltd., Term Loan B, 6.00% 20186,7,8	10,000	9,913
Hanesbrands Inc., Series B, 3.77% 20146	2,005	2,000
Hanesbrands Inc. 8.00% 2016	2,600	2,821
Hanesbrands Inc. 6.375% 2020	5,000	5,075
American Axle & Manufacturing Holdings, Inc. 9.25% 20175	8,999	9,854
Gray Television, Inc. 10.50% 2015	10,235	9,723
Marks and Spencer Group PLC 6.25% 20175	7,000	7,563
Marks and Spencer Group PLC 7.125% 20375	1,000	1,008
Meritage Corp. 7.731% 20175	9,500	8,313
Allbritton Communications Co. 8.00% 2018	8,000	8,080
Seneca Gaming Corp. 8.25% 20185	7,925	7,925
Libbey Glass Inc. 10.00% 2015	6,749	7,221
Jarden Corp. 8.00% 2016	5,725	6,262
NCL Corp. Ltd. 9.50% 20185	5,000	5,225
Dynacast International Ltd. 9.25% 20195	5,325	4,926
Radio One, Inc., Term Loan B, 7.50% 20166,7,8	5,159	4,862
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20175	2,625	2,756
Cumulus Media Inc., Term Loan, 7.50% 20196,7,8	2,500	2,438
Walt Disney Co. 5.625% 2016	2,000	2,401
		2,652,560

TELECOMMUNICATION SERVICES — 2.22%
Nextel Communications, Inc., Series E, 6.875% 2013	76,000	75,430
Nextel Communications, Inc., Series F, 5.95% 2014	59,360	56,986
Nextel Communications, Inc., Series D, 7.375% 2015	186,970	179,491
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20155	74,570	64,130
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20155	72,825	62,629
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20175	38,045	23,398
Wind Acquisition SA 11.75% 20175	101,745	101,236
Wind Acquisition SA 7.25% 20185	49,055	47,461
Verizon Communications Inc. 5.55% 2014	37,250	40,935
Verizon Communications Inc. 4.90% 2015	3,560	3,991
Verizon Communications Inc. 2.00% 2016	3,400	3,415
Verizon Communications Inc. 3.00% 2016	17,000	17,931
Verizon Communications Inc. 5.50% 2017	3,000	3,460
Verizon Communications Inc. 8.75% 2018	17,000	23,051
Verizon Communications Inc. 3.50% 2021	4,925	4,996
Verizon Communications Inc. 6.00% 2041	33,000	40,827
Vodafone Group PLC, Term Loan, 6.875% 20152,7,8,12	66,762	67,095
Vodafone Group PLC, Term Loan B, 6.25% 20162,7,8,12	27,525	27,525
AT&T Wireless Services, Inc. 8.125% 2012	11,935	12,376
AT&T Inc. 4.95% 2013	28,750	30,161
SBC Communications Inc. 5.10% 2014	3,500	3,893
AT&T Inc. 2.40% 2016	15,765	16,156
SBC Communications Inc. 5.625% 2016	10,000	11,540
AT&T Inc. 5.35% 2040	14,855	16,415
Crown Castle International Corp. 9.00% 2015	33,850	37,066
Crown Castle International Corp. 7.75% 20175	9,950	10,821
Crown Castle International Corp. 7.125% 2019	19,000	20,662
Frontier Communications Corp. 7.875% 2015	18,475	19,664
Frontier Communications Corp. 8.25% 2017	28,850	30,942
Frontier Communications Corp. 8.50% 2020	6,950	7,437
Frontier Communications Corp. 8.75% 2022	4,400	4,686
Cricket Communications, Inc. 10.00% 2015	7,895	8,053
Cricket Communications, Inc. 7.75% 2016	48,490	50,551
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,024
Telecom Italia Capital SA 5.25% 2015	18,000	17,561
Telecom Italia Capital SA 6.999% 2018	30,215	31,487
Telecom Italia Capital SA 7.175% 2019	2,000	2,110
LightSquared, Term Loan B, 12.00% 20147,8,12	93,994	53,177
Level 3 Financing, Inc. 9.25% 2014	2,582	2,650
Level 3 Financing, Inc. 8.75% 2017	4,225	4,341
Level 3 Financing, Inc. 10.00% 2018	3,400	3,621
Level 3 Escrow Inc. 8.125% 20195	35,975	35,705
Level 3 Communications, Inc. 11.875% 2019	5,700	6,227
American Tower Corp. 4.625% 2015	9,280	9,919
American Tower Corp. 7.00% 2017	12,431	14,491
American Tower Corp. 7.25% 2019	15,025	17,842
France Télécom 2.75% 2016	9,000	9,212
France Télécom 4.125% 2021	15,000	15,536
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,753
Deutsche Telekom International Finance BV 8.75% 20306	5,230	7,433
Deutsche Telekom International Finance BV 9.25% 2032	3,770	5,716
tw telecom holdings inc. 8.00% 2018	20,000	21,300
Telefónica Emisiones, SAU 3.729% 2015	3,050	3,028
Telefónica Emisiones, SAU 3.992% 2016	10,000	9,859
Telefónica Emisiones, SAU 5.134% 2020	7,950	7,936
Trilogy International Partners, LLC, 10.25% 20165	22,150	20,766
SBA Telecommunications, Inc. 8.00% 2016	16,675	18,009
Sorenson Communications 10.50% 20155	15,525	10,324
Syniverse Holdings, Inc. 9.125% 2019	7,800	8,151
América Móvil, SAB de CV 2.375% 2016	4,000	4,039
Qwest Capital Funding, Inc. 7.625% 2021	3,900	3,763
Intelsat Jackson Holding Co. 8.50% 2019	3,500	3,675
		1,487,065

INFORMATION TECHNOLOGY — 2.06%
First Data Corp., Term Loan B2, 2.995% 20146,7,8	100,352	93,188
First Data Corp. 9.875% 2015	22,241	21,351
First Data Corp. 9.875% 2015	320	309
First Data Corp. 10.55% 201512	16,074	15,672
First Data Corp. 11.25% 2016	210,275	188,196
First Data Corp. 7.375% 20195	25,075	24,950
First Data Corp. 8.875% 20205	7,300	7,775
First Data Corp. 8.25% 20215	72,847	69,569
First Data Corp. 12.625% 20215	122,171	116,062
First Data Corp. 8.75% 20225,6,12	111,971	106,932
SRA International, Inc., Term Loan B, 6.50% 20186,7,8	69,645	66,141
Sterling Merger Inc. 11.00% 20195	58,195	57,904
Freescale Semiconductor, Inc., Term Loan, 4.489% 20166,7,8	21,647	20,879
Freescale Semiconductor, Inc. 10.125% 2016	45,275	47,312
Freescale Semiconductor, Inc. 9.25% 20185	18,000	19,575
Freescale Semiconductor, Inc. 10.125% 20185	30,370	33,483
NXP BV and NXP Funding LLC 3.153% 20136	10,298	10,131
NXP BV and NXP Funding LLC 10.00% 20134	37,639	40,462
NXP BV and NXP Funding LLC 9.50% 2015	5,605	5,885
NXP BV and NXP Funding LLC 9.75% 20185	25,395	28,062
International Business Machines Corp. 1.95% 2016	17,000	17,460
International Business Machines Corp. 2.00% 2016	35,000	35,911
International Business Machines Corp. 5.60% 2039	1,750	2,229
Cisco Systems, Inc. 0.593% 20146	10,000	9,994
Cisco Systems, Inc. 2.90% 2014	10,000	10,575
Cisco Systems, Inc. 3.15% 2017	10,000	10,737
Cisco Systems, Inc. 4.95% 2019	20,000	23,072
SunGard Data Systems Inc. 7.375% 2018	28,000	28,770
SunGard Data Systems Inc. 7.625% 2020	23,165	23,860
Blackboard Inc., Term Loan B, 7.50% 20186,7,8	50,050	48,502
Jabil Circuit, Inc. 8.25% 2018	29,225	34,047
Jabil Circuit, Inc. 5.625% 2020	11,150	11,317
Sanmina-SCI Corp. 3.097% 20145,6	23,750	22,563
Sanmina-SCI Corp. 8.125% 2016	14,687	15,054
EH Holding Corp. 6.50% 20195	29,550	30,363
EH Holding Corp. 7.625% 20215	4,625	4,810
Ceridian Corp. 11.25% 2015	28,425	24,303
Advanced Micro Devices, Inc. 8.125% 2017	13,750	14,231
Advanced Micro Devices, Inc. 7.75% 2020	6,250	6,375
National Semiconductor Corp. 6.15% 2012	15,000	15,509
Serena Software, Inc. 10.375% 2016	13,430	13,833
Xerox Corp. 6.40% 2016	768	864
Xerox Corp. 6.75% 2017	360	416
		1,378,633

INDUSTRIALS — 1.97%
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20146,7,8	8,080	6,032
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.369% 20146,7,8	131,565	98,221
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20146,7,8	22,418	18,887
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	3,570	1,303
Hawker Beechcraft Acquisition Co., LLC 8.875% 20156,12	14,057	5,131
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	3,925	1,020
Continental Airlines, Inc. 8.75% 2011	4,750	4,768
United Air Lines, Inc., Term Loan B, 2.25% 20146,7,8	21,579	20,932
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20167	4,423	4,420
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20177	2,194	2,172
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20187	642	608
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20187	283	279
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20197	13,956	14,200
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20197	2,752	2,821
United Air Lines, Inc., Series 1996-A2, 7.87% 20192,7,9	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	399	393
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20207	14,312	14,643
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20207	503	485
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20207	9,317	9,363
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20217	651	679
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20215,7	4,758	4,354
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20217	2,105	2,092
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20227	3,612	3,756
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20227	10,966	10,692
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20227	2,865	3,005
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20227	5,327	5,627
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	4,440	4,351
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20247	10,494	10,488
Northwest Airlines, Inc., Term Loan B, 3.87% 20136,7,8	3,400	3,319
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20147	35,335	35,556
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20155,7	12,500	11,594
Northwest Airlines, Inc., Term Loan A, 2.12% 20186,7,8	48,661	44,890
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	21,532	21,370
US Investigations Services, Inc., Term Loan B, 2.995% 20156,7,8	14,627	13,530
US Investigations Services, Inc., Term Loan B, 7.75% 20156,7,8	20,663	20,508
US Investigations Services, Inc. 10.50% 20155	49,850	48,105
US Investigations Services, Inc. 11.75% 20165	19,814	19,021
Ply Gem Industries, Inc. 13.125% 2014	6,262	6,293
Ply Gem Industries, Inc. 8.25% 2018	87,635	83,034
General Electric Capital Corp. 1.014% 20146	35,000	34,377
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,043
General Electric Capital Corp. 2.95% 2016	4,650	4,718
General Electric Co. 5.25% 2017	13,630	15,573
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,268
General Electric Capital Corp. 4.65% 2021	8,500	8,802
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	77,785	71,173
CEVA Group PLC, Bridge Loan, 9.75% 20152,6,7,8	32,191	21,568
CEVA Group PLC 11.625% 20165	2,450	2,487
CEVA Group PLC 8.375% 20175	9,300	8,719
CEVA Group PLC 11.50% 20185	27,530	24,983
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	25,868	29,878
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	3,901	4,496
Nielsen Finance LLC, Term Loan 1L, 8.50% 20172,7,8	12,000	12,960
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,107
JELD-WEN Escrow Corp. 12.25% 20175	43,750	46,375
ARAMARK Corp. 3.754% 20156	11,450	11,021
ARAMARK Corp. 8.50% 2015	28,450	29,659
ARAMARK Corp. 8.625% 20165,12	2,000	2,085
Nortek Inc. 10.00% 20185	22,255	21,921
Nortek Inc. 8.50% 20215	20,570	18,359
TransDigm Inc. 7.75% 2018	36,395	39,671
Esterline Technologies Corp. 6.625% 2017	13,025	13,448
Esterline Technologies Corp. 7.00% 2020	16,590	17,378
AMR Corp. 9.00% 2012	11,000	9,982
AMR Corp. 9.00% 2016	2,000	1,180
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	6,042	3,535
AMR Corp. 10.00% 2021	3,000	1,710
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 20227	5,610	3,787
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20237	9,000	9,017
Union Pacific Corp. 5.125% 2014	15,325	16,683
Union Pacific Corp. 5.75% 2017	2,065	2,433
Union Pacific Corp. 5.70% 2018	8,000	9,430
Ashtead Capital, Inc. 9.00% 20165	27,020	28,236
RailAmerica, Inc. 9.25% 2017	23,149	25,290
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	15,721
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,511
Euramax International, Inc. 9.50% 20165	20,875	17,848
Iron Mountain Inc. 8.375% 2021	15,000	15,788
Honeywell International Inc. 3.875% 2014	13,605	14,605
Kansas City Southern Railway Co. 8.00% 2015	1,500	1,605
Kansas City Southern de México, SA de CV 8.00% 2018	10,000	11,200
Florida East Coast Railway Corp. 8.125% 2017	12,075	12,135
Volvo Treasury AB 5.95% 20155	10,335	11,192
Norfolk Southern Corp. 5.75% 2016	6,710	7,696
Norfolk Southern Corp. 5.75% 2018	2,000	2,356
CSX Corp. 5.75% 2013	4,960	5,266
CSX Corp. 6.25% 2015	3,460	3,995
USG Corp. 9.75% 20186	10,500	8,873
Atlas Copco AB 5.60% 20175	7,405	8,401
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	2,540	1,981
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,475	4,339
RBS Global, Inc. and Rexnord LLC 11.75% 2016	550	583
RBS Global, Inc. and Rexnord LLC 8.50% 2018	4,900	5,047
ERAC USA Finance Co. 5.25% 20205	5,000	5,422
Sequa Corp., Term Loan B, 3.63% 20146,7,8	5,521	5,346
H&E Equipment Services, Inc. 8.375% 2016	4,800	4,884
United Technologies Corp. 4.50% 2020	2,000	2,229
United Technologies Corp. 5.70% 2040	2,000	2,514
Odebrecht Finance Ltd 7.00% 2020	3,000	3,240
Odebrecht Finance Ltd 6.00% 20235	850	862
Danaher Corp. 2.30% 2016	4,000	4,095
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	1,115	1,146
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 2021	1,700	1,734
John Deere Capital Corp., Series D, 5.75% 2018	1,000	1,201
		1,321,109

HEALTH CARE — 1.51%
VWR Funding, Inc., Series B, 10.25% 20156,12	79,476	83,449
PTS Acquisition Corp. 9.50% 20156,12	73,796	73,796
Quintiles, Term Loan B, 5.00% 20186,7,8	61,181	60,569
Tenet Healthcare Corp. 7.375% 2013	32,447	33,258
Tenet Healthcare Corp. 9.25% 2015	22,805	24,458
Boston Scientific Corp. 6.40% 2016	21,735	24,394
Boston Scientific Corp. 6.00% 2020	23,580	26,447
Novartis Capital Corp. 4.125% 2014	17,250	18,632
Novartis Capital Corp. 2.90% 2015	14,000	14,893
Novartis Securities Investment Ltd. 5.125% 2019	14,000	16,521
inVentiv Health Inc. 10.00% 20185	39,585	38,200
inVentiv Health Inc. 10.00% 20185	11,535	11,131
Pfizer Inc 4.45% 2012	13,000	13,187
Pfizer Inc 5.35% 2015	20,000	22,740
Pfizer Inc 6.20% 2019	2,000	2,517
Pfizer Inc 7.20% 2039	6,000	9,066
Roche Holdings Inc. 6.00% 20195	20,750	25,385
Roche Holdings Inc. 7.00% 20395	13,000	18,792
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	32,170	34,422
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	8,965	9,593
Express Scripts Inc. 6.25% 2014	4,000	4,428
Express Scripts Inc. 3.125% 2016	24,864	25,487
Express Scripts Inc. 7.25% 2019	8,985	11,180
Symbion Inc 8.00% 20165	38,355	35,958
Grifols Inc 8.25% 20185	31,643	33,462
Kinetic Concepts, Inc. 10.05% 20185	32,105	32,546
Alkermes, Inc., Term Loan B, 6.75% 20176,7,8	20,335	20,284
Alkermes, Inc., Term Loan B, 9.50% 20186,7,8	9,535	9,440
HCA Inc., Term Loan B1, 2.619% 20136,7,8	8,608	8,485
HCA Inc. 6.375% 2015	2,400	2,478
HCA Inc., Term Loan B2, 3.619% 20176,7,8	6,292	6,119
HCA Inc. 7.50% 2022	6,925	7,081
Merge Healthcare Inc 11.75% 2015	18,410	19,423
Merge Healthcare Inc. 11.75% 20155	3,205	3,381
Patheon Inc. 8.625% 20175	26,276	22,466
Multiplan Inc. 9.875% 20185	19,255	19,929
UnitedHealth Group Inc. 6.00% 2017	12,430	14,381
UnitedHealth Group Inc. 4.70% 2021	2,000	2,248
UnitedHealth Group Inc. 5.70% 2040	2,000	2,393
Centene Corp. 5.75% 2017	17,540	17,715
Surgical Care Affiliates, Inc. 8.875% 20155,6,12	6,591	6,657
Surgical Care Affiliates, Inc. 10.00% 20175	9,500	9,357
Bausch & Lomb Inc. 9.875% 2015	14,175	14,955
Cardinal Health, Inc. 4.00% 2015	3,000	3,224
Cardinal Health, Inc. 5.80% 2016	10,000	11,519
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,390
McKesson Corp. 3.25% 2016	7,525	7,991
McKesson Corp. 4.75% 2021	3,475	4,010
Rotech Healthcare Inc. 10.50% 2018	14,590	11,672
WellPoint, Inc. 6.00% 2014	10,000	11,047
Sanofi 0.563% 20136	10,000	10,025
Endo Pharmaceuticals Holdings Inc. 7.00% 20195	2,450	2,658
Endo Pharmaceuticals Holdings Inc. 7.00% 20205	6,350	6,826
Coventry Health Care, Inc. 6.30% 2014	8,370	9,202
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,373
Biogen Idec Inc. 6.00% 2013	6,000	6,367
Accellent Inc. 8.375% 2017	5,900	6,048
DENTSPLY International Inc. 2.75% 2016	5,620	5,666
Abbott Laboratories 2.70% 2015	3,750	3,936
ConvaTec Healthcare 10.50% 20185	1,455	1,408
Vanguard Health Systems Inc. 0% 2016	492	325
		1,013,990

ENERGY — 1.37%
Petroplus Finance Ltd. 6.75% 20145	28,140	23,778
Petroplus Finance Ltd. 7.00% 20175	56,850	43,490
Petroplus Finance Ltd. 9.375% 20195	37,218	29,588
Ras Laffan Liquefied Natural Gas III 5.50% 20145	2,400	2,620
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,751
Ras Laffan Liquefied Natural Gas III 6.75% 20195	1,000	1,188
Ras Laffan Liquefied Natural Gas II 5.298% 20205,7	30,710	33,320
Ras Laffan Liquefied Natural Gas III 5.838% 20275,7	45,650	49,987
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,544
TransCanada PipeLines Ltd., junior subordinated 6.35% 20676	61,150	62,478
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,485
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	11,284
Kinder Morgan Energy Partners LP 3.50% 2016	33,950	35,567
Kinder Morgan Energy Partners LP 6.00% 2017	2,950	3,371
Kinder Morgan Energy Partners LP 9.00% 2019	1,660	2,136
Kinder Morgan Energy Partners LP 5.30% 2020	2,750	3,028
Kinder Morgan Energy Partners, L.P. 5.80% 2021	3,140	3,579
Kinder Morgan Energy Partners LP 4.15% 2022	12,145	12,516
Kinder Morgan Energy Partners LP 6.375% 2041	2,500	2,844
Anadarko Petroleum Corp. 5.95% 2016	10,500	12,095
Anadarko Petroleum Corp. 6.375% 2017	5,500	6,490
Anadarko Petroleum Corp. 8.70% 2019	31,625	41,429
Anadarko Petroleum Corp. 6.20% 2040	4,000	4,654
Laredo Petroleum, Inc. 9.50% 20195	57,550	61,291
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,038
Enbridge Energy Partners, LP 9.875% 2019	12,000	16,131
Enbridge Energy Partners, LP 4.20% 2021	10,585	11,145
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	8,130
Shell International Finance BV 1.875% 2013	10,000	10,215
Shell International Finance BV 4.00% 2014	20,000	21,638
Shell International Finance BV 4.30% 2019	400	450
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20185,7	29,750	30,271
Enterprise Products Operating LLC 5.65% 2013	10,000	10,574
Enterprise Products Operating LLC 5.20% 2020	11,250	12,647
Enterprise Products Operating LLC 7.00% 20676	4,830	4,689
BG Energy Capital PLC 2.50% 20155	7,000	7,080
BG Energy Capital PLC 2.875% 20165	11,505	11,853
BG Energy Capital PLC 4.00% 20215	3,500	3,628
BG Energy Capital PLC 5.125% 20415	1,250	1,324
StatoilHydro ASA 3.875% 2014	10,000	10,730
Statoil ASA 3.125% 2017	10,000	10,767
StatoilHydro ASA 5.25% 2019	2,000	2,359
Woodside Finance Ltd. 4.60% 20215	22,685	23,465
Arch Coal, Inc. 7.00% 20195	22,100	22,984
Enbridge Inc. 5.60% 2017	20,067	22,841
Spectra Energy Partners, LP 2.95% 2016	3,750	3,765
Spectra Energy Partners 4.60% 2021	15,730	16,212
Husky Energy Inc. 5.90% 2014	5,000	5,491
Husky Energy Inc. 7.25% 2019	2,655	3,281
Husky Energy Inc. 6.80% 2037	5,675	7,146
Alpha Natural Resources, Inc. 6.00% 2019	15,500	15,461
Gazprom OJSC 5.092% 20155	1,505	1,576
Gazprom OJSC 6.51% 20225	1,750	1,842
Gazprom OJSC 7.288% 2037	6,000	6,488
Gazprom OJSC 7.288% 20375	4,650	5,028
Williams Partners L.P. 4.125% 2020	6,500	6,706
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	5,460	6,060
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 2040	1,750	2,139
Total Capital SA 3.00% 2015	11,500	12,224
Total Capital SA 3.125% 2015	1,200	1,283
Total Capital SA 4.45% 2020	1,000	1,128
Chevron Corp. 3.95% 2014	500	539
Chevron Corp. 4.95% 2019	11,800	13,961
Energy Transfer Partners, LP 7.50% 2020	12,000	13,020
Cenovus Energy Inc. 4.50% 2014	12,000	13,011
Williams Companies, Inc. 8.75% 2032	7,799	10,711
Shell International Finance BV 6.375% 2038	7,000	9,718
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	9,245	9,557
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,556
CONSOL Energy Inc. 8.25% 2020	6,250	6,875
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20215,7	3,760	3,967
Reliance Holdings Ltd. 4.50% 20205	1,260	1,227
Reliance Holdings Ltd. 6.25% 20405	2,250	2,258
XTO Energy Inc. 5.50% 2018	2,500	3,038
Petrobras International 5.375% 2021	2,500	2,663
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	2,500	2,613
Devon Financing Corp. ULC 7.875% 2031	1,250	1,830
General Maritime Corp. 12.00% 2017	8,500	1,700
PTT Exploration & Production Ltd 5.692% 20215	1,200	1,236
Pemex Project Funding Master Trust 6.50% 20415	625	677
		921,459

CONSUMER STAPLES — 1.10%
Altria Group, Inc. 9.70% 2018	18,000	24,279
Altria Group, Inc. 9.25% 2019	54,890	73,252
Altria Group, Inc. 4.75% 2021	13,000	14,076
Altria Group, Inc. 9.95% 2038	23,500	36,049
Anheuser-Busch InBev NV 0.761% 20146	17,795	17,760
Anheuser-Busch InBev NV 3.625% 2015	23,500	25,408
Anheuser-Busch InBev NV 4.125% 2015	14,950	16,316
Anheuser-Busch InBev NV 7.75% 2019	25,000	32,809
Anheuser-Busch InBev NV 5.375% 2020	4,950	5,886
SUPERVALU INC. 7.50% 2012	3,323	3,398
Albertson’s, Inc. 7.25% 2013	14,122	14,687
SUPERVALU INC. 7.50% 2014	11,000	11,220
SUPERVALU INC. 8.00% 2016	38,335	40,443
Albertson’s, Inc. 7.45% 2029	2,000	1,575
Albertson’s, Inc. 8.00% 2031	7,205	6,088
Rite Aid Corp. 9.75% 2016	10,000	11,000
Rite Aid Corp. 10.375% 2016	11,488	12,436
Rite Aid Corp. 10.25% 2019	19,590	21,402
Rite Aid Corp. 8.00% 2020	11,450	12,638
PepsiCo, Inc. 3.10% 2015	10,000	10,648
PepsiCo, Inc. 2.50% 2016	12,000	12,503
PepsiCo, Inc. 7.90% 2018	15,000	20,101
PepsiCo, Inc. 4.875% 2040	2,000	2,336
Coca-Cola Co. 1.50% 2015	15,000	15,173
Coca-Cola Co. 1.80% 20165	14,000	14,134
Coca-Cola Co. 3.15% 2020	6,700	7,018
Wal-Mart Stores, Inc. 2.875% 2015	15,000	16,006
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,639
Wal-Mart Stores, Inc. 3.25% 2020	4,010	4,198
Wesfarmers Ltd. 6.998% 20135	25,000	26,804
Stater Bros. Holdings Inc. 7.75% 2015	14,250	14,784
Stater Bros. Holdings Inc. 7.375% 2018	8,575	9,132
Constellation Brands, Inc. 8.375% 2014	3,675	4,134
Constellation Brands, Inc. 7.25% 2017	16,425	18,150
Tyson Foods, Inc. 10.50% 2014	6,050	7,048
Tyson Foods, Inc. 6.85% 20166	11,500	12,478
Unilever Capital Corp. 3.65% 2014	17,500	18,648
Procter & Gamble Co. 3.50% 2015	17,250	18,532
General Mills, Inc. 0.64% 20146	18,500	18,439
Delhaize Group 6.50% 2017	3,850	4,521
Delhaize Group 5.70% 2040	10,691	11,154
Diageo Capital PLC 5.50% 2016	11,161	12,890
Kimberly-Clark Corp. 7.50% 2018	9,000	11,865
British American Tobacco International Finance PLC 9.50% 20185	8,705	11,736
Kroger Co. 6.40% 2017	8,250	9,808
Tesco PLC 5.50% 20175	8,000	9,188
Pernod Ricard SA 4.45% 20225	5,000	5,175
Smithfield Foods, Inc., Series B, 7.75% 2013	1,495	1,607
Smithfield Foods, Inc. 10.00% 2014	2,696	3,148
Safeway Inc. 3.95% 2020	3,875	3,959
Kraft Foods Inc. 6.50% 2040	3,000	3,878
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,340
Del Monte Foods Co. 7.625% 20195	1,125	1,074
		734,970

MATERIALS — 0.90%
Reynolds Group 8.75% 20165	17,902	18,909
Reynolds Group 9.00% 20185	24,720	24,040
Reynolds Group 7.125% 20195	8,000	8,200
Reynolds Group 7.875% 20195	19,860	20,853
Reynolds Group 9.00% 20195	2,100	2,037
Reynolds Group 9.875% 20195	26,235	26,366
ArcelorMittal 5.375% 2013	4,750	4,954
ArcelorMittal 3.75% 2015	17,500	17,041
ArcelorMittal 3.75% 2016	11,440	11,293
ArcelorMittal 5.50% 2021	20,000	19,418
ArcelorMittal 6.75% 2041	23,250	23,539
Georgia Gulf Corp. 9.00% 20175	54,565	57,566
Teck Resources Ltd. 3.15% 2017	2,500	2,545
Teck Resources Ltd. 10.75% 2019	24,000	29,680
Teck Resources Ltd. 4.75% 2022	12,000	12,841
Teck Resources Ltd. 6.25% 2041	1,750	2,040
International Paper Co. 7.40% 2014	12,500	13,965
International Paper Co. 7.95% 2018	15,545	18,723
International Paper Co. 7.30% 2039	5,615	6,615
E.I. du Pont de Nemours and Co. 0.778% 20146	35,000	35,202
Ball Corp. 7.125% 2016	12,700	13,811
Ball Corp. 6.75% 2020	9,550	10,338
Ball Corp. 5.75% 2021	8,615	8,938
Ardagh Packaging Finance 7.375% 20175	9,150	9,470
Ardagh Packaging Finance 11.125% 20185,12	7,915	6,789
Ardagh Packaging Finance 9.125% 20205	8,490	8,490
Newpage Corp. 11.375% 20149	29,615	22,285
Nalco Co. 8.25% 2017	17,485	19,496
Dow Chemical Co. 7.60% 2014	14,450	16,414
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,500	2,965
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,203
Rio Tinto Finance (USA) Ltd. 3.75% 2021	3,750	3,917
Graphic Packaging International, Inc. 9.50% 2017	13,150	14,432
Graphic Packaging International, Inc. 7.875% 2018	1,500	1,613
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	13,024
Anglo American Capital PLC 2.15% 20135	8,015	8,011
Anglo American Capital PLC 4.45% 20205	3,680	3,677
MacDermid 9.50% 20175	10,850	10,362
Consolidated Minerals Ltd. 8.875% 20165	10,625	9,191
OMNOVA Solutions Inc. 7.875% 2018	8,500	7,374
JMC Steel Group Inc. 8.25% 20185	7,250	7,214
Lyondell Chemical Co. 8.00% 2017	6,249	7,061
Smurfit Capital Funding PLC 7.50% 2025	7,125	6,733
Cliffs Natural Resources Inc. 4.875% 2021	4,000	4,026
Cliffs Natural Resources Inc. 6.25% 2040	2,000	2,048
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	5,350	5,731
Packaging Dynamics Corp. 8.75% 20165	3,935	3,896
Arbermarle Corp. 5.10% 2015	2,570	2,779
Berry Plastics Corp. 9.50% 2018	2,485	2,522
Rockwood Specialties Group, Inc. 7.50% 2014	2,065	2,101
Airgas, Inc. 7.125% 2018	1,250	1,351
Praxair, Inc. 4.375% 2014	1,000	1,079
CEMEX SA 9.25% 20205	979	786
CRH America, Inc. 8.125% 2018	500	578
		603,532

UTILITIES — 0.86%
Edison Mission Energy 7.50% 2013	32,525	31,387
Edison Mission Energy 7.75% 2016	35,300	27,269
Midwest Generation, LLC, Series B, 8.56% 20167	12,995	13,125
Edison Mission Energy 7.00% 2017	16,575	11,685
Edison Mission Energy 7.20% 2019	36,150	24,221
Homer City Funding LLC 8.734% 20267	11,690	9,878
Edison Mission Energy 7.625% 2027	15,350	9,670
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	1,675	1,878
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,886
Sierra Pacific Resources 6.75% 2017	31,180	31,922
NV Energy, Inc 6.25% 2020	17,500	18,985
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	34,005
Consumers Energy Co. 5.65% 2020	4,416	5,208
CMS Energy Corp. 6.25% 2020	20,000	21,445
TXU, Term Loan, 4.772% 20176,7,8	51,017	34,811
Texas Competitive Electric Holdings Co. LLC, 11.50% 20205	24,055	20,808
MidAmerican Energy Co. 5.95% 2017	10,625	12,619
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,597
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,650
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	4,159
AES Corp. 7.75% 2015	10,000	10,800
AES Corp. 8.00% 2017	4,000	4,410
AES Corp. 8.00% 2020	7,000	7,770
AES Corp. 7.375% 20215	10,125	10,884
Electricité de France SA 5.50% 20145	19,000	20,649
Electricité de France SA 6.95% 20395	8,000	10,346
E.ON International Finance BV 5.80% 20185	17,000	19,779
NRG Energy, Inc. 7.375% 2017	14,400	15,066
NRG Energy, Inc. 8.25% 2020	3,850	4,004
CenterPoint Energy Resources Corp. 4.50% 2021	16,130	17,052
Intergen Power 9.00% 20175	16,000	16,620
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,850	14,915
Allegheny Energy Supply Co., LLC 8.25% 20125	13,835	14,250
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,314
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,422
Eskom Holdings Ltd. 5.75% 20215	6,820	7,263
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,906
Xcel Energy Inc. 4.70% 2020	5,000	5,632
Teco Finance, Inc. 5.15% 2020	5,000	5,495
Israel Electric Corp. Ltd. 8.10% 20965	4,905	5,124
AES Panamá, SA 6.35% 20165	4,500	4,894
National Grid PLC 6.30% 2016	4,000	4,611
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20175	4,000	4,460
Enel Finance International SA 6.00% 20395	3,000	2,789
Veolia Environnement 6.00% 2018	2,500	2,785
Colbun SA 6.00% 20205	2,000	2,134
Iberdrola Finance Ireland 5.00% 20195	1,060	1,056
		578,638

ASSET-BACKED OBLIGATIONS7 — 0.15%
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	3,390	3,475
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	12,333	12,790
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,548
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	9,136
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,320
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 2.927% 20356	8,099	7,584
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.175% 20356	10,000	7,406
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.375% 20266	3,175	2,337
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.365% 20296	6,668	4,852
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 20355	4,173	4,179
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 20355,6	1,145	1,043
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20135	1,447	1,472
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20145	3,718	3,740
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20165	3,000	3,426
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,184
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20336	3,096	2,987
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,630	2,878
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.37% 20346	3,451	2,721
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.383% 20376	3,270	2,404
SACO I Trust, Series 2006-12, Class I-A, 0.385% 20366	5,843	2,093
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.345% 20376	15,039	1,307
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	380	380
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.845% 20336	92	74
		98,336

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.14%
Polish Government 5.25% 2014	1,500	1,584
Polish Government 6.375% 2019	18,985	21,349
Croatian Government 6.75% 20195	14,000	14,151
Croatian Government 6.75% 2019	5,500	5,559
Croatian Government 6.625% 20205	2,000	1,982
Croatian Government 6.375% 20215	1,175	1,151
Hungarian Government 6.25% 2020	21,310	20,671
France Government Agency-Guaranteed, Société Finance 2.875% 20145	10,000	10,466
Province of Ontario, Series 1, 1.875% 2012	10,000	10,139
Russian Federation 7.50% 20307	4,818	5,721
Brazil (Federal Republic of) Global 7.125% 2037	2,000	2,685
		95,458

MUNICIPALS — 0.06%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	24,675	28,005
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20305	7,500	7,635
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	2,322	2,150
		37,790

MISCELLANEOUS — 0.01%
Other bonds & notes in initial period of acquisition		7,365

Total bonds & notes (cost: $19,959,997,000)		20,577,043

	Principal amount
Short-term securities — 4.47%	(000)

Fannie Mae 0.04%–0.23% due 11/16/2011–10/1/2012	$1,039,225	1,038,980
Freddie Mac 0.10%–0.23% due 11/1/2011–6/12/2012	680,465	680,308
Federal Home Loan Bank 0.02%–0.30% due 11/14/2011–10/1/2012	407,750	407,569
U.S. Treasury Bills 0.208%–0.21% due 1/12/2012	121,600	121,602
Private Export Funding Corp. 0.15%–0.22% due 11/2/2011–2/27/20125	100,385	100,353
Coca-Cola Co. 0.12%–0.16% due 1/11–1/18/20125	84,200	84,182
Straight-A Funding LLC 0.19% due 1/19–1/20/20125	75,031	75,006
Ciesco LLC 0.22% due 11/2/2011	75,000	74,999
General Electric Co. 0.04%–0.11% due 11/1–11/14/2011	73,700	73,699
Honeywell International Inc. 0.08%–0.10% due 12/28–12/29/20115	65,000	64,986
NetJets Inc. 0.11% due 11/8–11/16/20115	63,400	63,395
Federal Farm Credit Banks 0.13%–0.19% due 7/25–9/12/2012	50,000	49,949
Johnson & Johnson 0.05% due 11/14/20115	40,000	39,999
Procter & Gamble Co. 0.15%–0.17% due 1/5–4/11/20125	33,500	33,481
Jupiter Securitization Co., LLC 0.14% due 11/14/20115	25,000	24,999
Texas Instruments Inc. 0.20% due 4/2/20125	22,000	21,952
Wal-Mart Stores, Inc. 0.06%–0.07% due 12/5–12/6/20115	20,100	20,098
Merck & Co. Inc. 0.06% due 11/16/20115	14,400	14,400
Walt Disney Co. 0.07% due 12/7/20115	7,800	7,799

Total short-term securities (cost: $2,997,148,000)		2,997,756

Total investment securities (cost: $63,612,106,000)		67,045,265
Other assets less liabilities		28,620

Net assets		$67,073,885

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $9,486,544,000, which represented 14.14% of the net assets of the fund. This amount includes $9,303,164,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Security did not produce income during the last 12 months.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$33,419	$40,462	.06%
Atrium Corp.	4/30/2010	163	108	.00
Total restricted securities		$33,582	$40,570	.06%

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,154,443,000, which represented 7.68% of the net assets of the fund.

6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,341,805,000, which represented 2.00% of the net assets of the fund.

9Scheduled interest and/or principal payment was not received.
10Index-linked bond whose principal amount moves with a government price index.
11Step bond; coupon rate will increase at a later date.
12Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended October 31, 2011, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/2011 (000)

Waste Management, Inc.	28,115,000	2,560,000	1,000,000	29,675,000	$9,627	$977,198
Microchip Technology Inc.	14,128,000	—	—	14,128,000	4,902	510,868
KLA-Tencor Corp.	8,190,000	680,000	—	8,870,000	3,017	417,688
Digital Realty Trust, Inc.	5,790,000	—	—	5,790,000	3,937	360,891
Hospitality Properties Trust	8,015,000	—	—	8,015,000	3,607	192,600
Hospitality Properties Trust 6.30% 2016	$13,577,000	$9,000,000	—	$22,577,000	254	23,957
Hospitality Properties Trust 6.70% 2018	$16,175,000	—	—	$16,175,000	272	17,217
Hospitality Properties Trust 6.75% 2013	$12,650,000	—	—	$12,650,000	215	12,946
Hospitality Properties Trust 5.625% 2017	$10,169,000	—	—	$10,169,000	158	10,389
Hospitality Properties Trust 5.125% 2015	$2,160,000	$1,000,000	—	$3,160,000	48	3,229
R.R. Donnelley & Sons Co.	12,795,400	550,000	—	13,345,400	3,327	217,530
Masco Corp.	21,789,951	—	—	21,789,951	1,634	209,183
Arthur J. Gallagher & Co.	6,000,000	—	—	6,000,000	1,980	185,400
FirstMerit Corp.	5,495,000	—	—	5,495,000	879	76,985
Trustmark Corp.	3,257,000	—	—	3,257,000	749	72,110
Portugal Telecom, SGPS, SA*	46,135,276	—	12,523,744	33,611,532	—	—
					$34,606	$3,288,191
*Unaffiliated issuer at 10/31/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the next page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of October 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Industrials	$4,747,038	$620,720	*	$108	$5,367,866
Financials	3,752,965	994,324	*	—	4,747,289
Health care	4,258,885	478,096	*	—	4,736,981
Consumer staples	3,914,472	760,811	*	—	4,675,283
Energy	4,090,518	201,897	*	—	4,292,415
Telecommunication services	2,302,395	1,869,182	*	—	4,171,577
Utilities	1,610,524	2,069,648	*	—	3,680,172
Consumer discretionary	3,330,180	319,927	*	—	3,650,107
Information technology	2,177,461	241,051	*	—	2,418,512
Materials	1,777,519	369,379	*	—	2,146,898
Miscellaneous	1,150,018	1,378,715	*	—	2,528,733
Preferred stocks	128,554	198,359		—	326,913
Warrants	—	559		—	559
Convertible securities	470,376	256,785		—	727,161
Bonds & notes:
Corporate bonds & notes	—	14,500,252		163,091	14,663,343
Mortgage-backed obligations	—	2,977,278		19,036	2,996,314
Bonds & notes of U.S. government & government agencies	—	2,678,437		—	2,678,437
Asset-backed obligations	—	98,336		—	98,336
Bonds & notes of governments &
government agencies outside the U.S.	—	95,458		—	95,458
Municipals	—	37,790		—	37,790
Miscellaneous	—	7,365		—	7,365
Short-term securities	—	2,997,756		—	2,997,756
Total	$33,710,905	$33,152,125		$182,235	$67,045,265

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $9,303,164,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended October 31, 2011 (dollars in thousands):

	Beginning			Transfers	Ending
	value at		Unrealized	out of	value at
	at 8/1/2011	Purchases	depreciation	Level 3†	10/31/2011
Investment securities	$190,255	$2,256	$(9,565)	$(711)	$182,235

Net unrealized depreciation during the period on Level 3 investment securities held at October 31, 2011 (dollars in thousands):					$(9,565)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$7,128,619
Gross unrealized depreciation on investment securities	(3,707,924)
Net unrealized appreciation on investment securities	3,420,695
Cost of investment securities for federal income tax purposes	63,624,570

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-906-1211O-S29419

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2011

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: December 29, 2011